UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 9/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS Equity 500 Index Fund
DWS Equity 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the DWS Equity 500 Index Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets.  At September 30, 2011, the Fund owned approximately 76% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Shares	Value ($)
Common Stocks 99.6%
Consumer Discretionary 10.6%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	50,496	509,505
Johnson Controls, Inc.	132,401	3,491,414

		4,000,919
Automobiles 0.4%
Ford Motor Co.* (a)	732,898	7,087,124
Harley-Davidson, Inc. (a)	45,682	1,568,263

		8,655,387
Distributors 0.1%
Genuine Parts Co. (a)	29,872	1,517,498
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	24,183	957,889
DeVry, Inc.	12,400	458,304
H&R Block, Inc. (a)	58,582	779,726

		2,195,919
Hotels Restaurants & Leisure 2.0%
Carnival Corp. (Units) (a)	88,279	2,674,854
Chipotle Mexican Grill, Inc.* (a)	6,197	1,877,381
Darden Restaurants, Inc. (a)	25,380	1,084,995
International Game Technology	57,864	840,764
Marriott International, Inc. "A" (a)	55,233	1,504,547
McDonald's Corp.	199,106	17,485,489
Starbucks Corp. (a)	144,001	5,369,797
Starwood Hotels & Resorts Worldwide, Inc. (a)	36,193	1,405,012
Wyndham Worldwide Corp.	31,214	889,911
Wynn Resorts Ltd. (a)	15,800	1,818,264
Yum! Brands, Inc.	89,331	4,412,058

		39,363,072
Household Durables 0.3%
D.R. Horton, Inc. (a)	56,500	510,760
Fortune Brands, Inc.	30,154	1,630,728
Harman International Industries, Inc. (a)	14,100	402,978
Leggett & Platt, Inc. (a)	25,670	508,009
Lennar Corp. "A" (a)	31,400	425,156
Newell Rubbermaid, Inc.	54,550	647,509
Pulte Group, Inc.* (a)	73,197	289,128
Whirlpool Corp. (a)	15,333	765,270

		5,179,538
Internet & Catalog Retail 1.1%
Amazon.com, Inc.* (a)	70,167	15,172,210
Expedia, Inc. (a)	36,970	951,978
Netflix, Inc.* (a)	10,345	1,170,640
Priceline.com, Inc.* (a)	9,524	4,280,657

		21,575,485
Leisure Equipment & Products 0.1%
Hasbro, Inc. (a)	24,085	785,412
Mattel, Inc. (a)	64,414	1,667,678

		2,453,090
Media 3.0%
Cablevision Systems Corp. (New York Group) "A"	42,673	671,246
CBS Corp. "B"	130,354	2,656,615
Comcast Corp. "A"	530,363	11,084,587
DIRECTV "A"* (a)	142,410	6,016,822
Discovery Communications, Inc. "A"* (a)	53,246	2,003,115
Gannett Co., Inc. (a)	46,769	445,709
Interpublic Group of Companies, Inc.	87,195	627,804
McGraw-Hill Companies, Inc. (a)	57,493	2,357,213
News Corp. "A"	441,008	6,822,394
Omnicom Group, Inc. (a)	54,662	2,013,748
Scripps Networks Interactive "A"	18,700	695,079
Time Warner Cable, Inc. (a)	62,675	3,927,842
Time Warner, Inc. (a)	202,051	6,055,468
Viacom, Inc. "B"	110,553	4,282,823
Walt Disney Co. (a)	358,345	10,807,685
Washington Post Co. "B" (a)	1,100	359,667

		60,827,817
Multiline Retail 0.8%
Big Lots, Inc.*	12,696	442,202
Family Dollar Stores, Inc.	23,672	1,203,958
J.C. Penney Co., Inc. (a)	28,321	758,436
Kohl's Corp.	54,425	2,672,268
Macy's, Inc.	83,450	2,196,404
Nordstrom, Inc.	30,932	1,412,974
Sears Holdings Corp.* (a)	7,518	432,435
Target Corp.	130,029	6,376,622

		15,495,299
Specialty Retail 1.9%
Abercrombie & Fitch Co. "A" (a)	16,400	1,009,584
AutoNation, Inc.* (a)	9,800	321,244
AutoZone, Inc.* (a)	5,590	1,784,272
Bed Bath & Beyond, Inc.*	46,712	2,677,065
Best Buy Co., Inc. (a)	59,331	1,382,412
CarMax, Inc.* (a)	44,463	1,060,443
GameStop Corp. "A"* (a)	26,300	607,530
Home Depot, Inc. (a)	301,718	9,917,471
Limited Brands, Inc.	47,640	1,834,616
Lowe's Companies, Inc.	243,156	4,702,637
O'Reilly Automotive, Inc.*	26,000	1,732,380
Ross Stores, Inc.	22,601	1,778,473
Staples, Inc. (a)	136,274	1,812,444
The Gap, Inc. (a)	68,558	1,113,382
Tiffany & Co. (a)	24,116	1,466,735
TJX Companies, Inc. (a)	73,599	4,082,537
Urban Outfitters, Inc.* (a)	21,961	490,169

		37,773,394
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	55,853	2,894,861
NIKE, Inc. "B"	73,307	6,268,481
Ralph Lauren Corp. (a)	12,400	1,608,280
VF Corp. (a)	17,040	2,070,701

		12,842,323
Consumer Staples 11.6%
Beverages 2.8%
Brown-Forman Corp. "B" (a)	19,322	1,355,245
Coca-Cola Co. (a)	443,226	29,944,349
Coca-Cola Enterprises, Inc.	61,624	1,533,205
Constellation Brands, Inc. "A"*	37,100	667,800
Dr. Pepper Snapple Group, Inc. (a)	41,097	1,593,742
Molson Coors Brewing Co. "B" (a)	31,604	1,251,834
PepsiCo, Inc.	305,570	18,914,783

		55,260,958
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	84,199	6,914,422
CVS Caremark Corp. (a)	259,791	8,723,782
Kroger Co.	117,427	2,578,697
Safeway, Inc. (a)	68,359	1,136,810
SUPERVALU, Inc. (a)	36,491	243,030
Sysco Corp. (a)	114,482	2,965,084
Wal-Mart Stores, Inc. (a)	338,883	17,588,027
Walgreen Co.	174,408	5,736,279
Whole Foods Market, Inc. (a)	29,874	1,951,071

		47,837,202
Food Products 2.0%
Archer-Daniels-Midland Co.	130,326	3,233,388
Campbell Soup Co. (a)	34,070	1,102,846
ConAgra Foods, Inc.	78,678	1,905,581
Dean Foods Co.* (a)	31,000	274,970
General Mills, Inc. (a)	124,960	4,807,211
H.J. Heinz Co. (a)	62,540	3,157,019
Hormel Foods Corp. (a)	25,300	683,606
Kellogg Co.	48,634	2,586,843
Kraft Foods, Inc. "A" (a)	341,210	11,457,832
McCormick & Co., Inc. (a)	25,300	1,167,848
Mead Johnson Nutrition Co.	39,894	2,745,904
Sara Lee Corp.	111,628	1,825,118
The Hershey Co.	30,160	1,786,678
The JM Smucker Co. (a)	21,957	1,600,446
Tyson Foods, Inc. "A"	58,000	1,006,880

		39,342,170
Household Products 2.4%
Clorox Co. (a)	25,832	1,713,437
Colgate-Palmolive Co. (a)	93,702	8,309,493
Kimberly-Clark Corp. (a)	75,303	5,347,266
Procter & Gamble Co. (a)	529,914	33,479,967

		48,850,163
Personal Products 0.2%
Avon Products, Inc. (a)	84,297	1,652,221
Estee Lauder Companies, Inc. "A" (a)	22,200	1,950,048

		3,602,269
Tobacco 1.8%
Altria Group, Inc. (a)	399,345	10,706,440
Lorillard, Inc.	26,654	2,950,598
Philip Morris International, Inc.	339,072	21,151,311
Reynolds American, Inc. (a)	65,780	2,465,434

		37,273,783
Energy 11.6%
Energy Equipment & Services 1.9%
Baker Hughes, Inc.	83,517	3,855,145
Cameron International Corp.*	47,482	1,972,402
Diamond Offshore Drilling, Inc. (a)	13,430	735,158
FMC Technologies, Inc.* (a)	45,612	1,715,011
Halliburton Co. (a)	178,168	5,437,687
Helmerich & Payne, Inc. (a)	20,452	830,351
Nabors Industries Ltd.*	54,338	666,184
National Oilwell Varco, Inc. (a)	81,244	4,161,318
Noble Corp.*	49,087	1,440,704
Rowan Companies, Inc.*	25,239	761,966
Schlumberger Ltd. (a)	261,040	15,591,919

		37,167,845
Oil, Gas & Consumable Fuels 9.7%
Alpha Natural Resources, Inc.*	44,632	789,540
Anadarko Petroleum Corp.	95,966	6,050,656
Apache Corp.	73,957	5,934,310
Cabot Oil & Gas Corp.	20,600	1,275,346
Chesapeake Energy Corp. (a)	127,400	3,255,070
Chevron Corp. (a)	386,750	35,782,110
ConocoPhillips (a)	265,232	16,794,490
CONSOL Energy, Inc.	42,712	1,449,218
Denbury Resources, Inc.* (a)	74,818	860,407
Devon Energy Corp.	79,917	4,430,598
El Paso Corp.	150,116	2,624,028
EOG Resources, Inc.	52,311	3,714,604
EQT Corp.	28,700	1,531,432
Exxon Mobil Corp. (a)	938,579	68,168,993
Hess Corp.	58,365	3,061,828
Marathon Oil Corp.	139,710	3,014,942
Marathon Petroleum Corp.	68,405	1,851,039
Murphy Oil Corp. (a)	37,218	1,643,547
Newfield Exploration Co.*	26,157	1,038,171
Noble Energy, Inc.	33,891	2,399,483
Occidental Petroleum Corp. (a)	157,028	11,227,502
Peabody Energy Corp.	52,231	1,769,586
Pioneer Natural Resources Co. (a)	22,100	1,453,517
QEP Resources, Inc. (a)	34,500	933,915
Range Resources Corp. (a)	30,442	1,779,639
Southwestern Energy Co.* (a)	66,836	2,227,644
Spectra Energy Corp.	124,473	3,053,323
Sunoco, Inc.	21,072	653,443
Tesoro Corp.* (a)	28,600	556,842
Valero Energy Corp.	110,001	1,955,818
Williams Companies, Inc.	113,923	2,772,886

		194,053,927
Financials 13.5%
Capital Markets 1.9%
Ameriprise Financial, Inc.	46,070	1,813,315
Bank of New York Mellon Corp. (a)	238,095	4,426,186
BlackRock, Inc.	19,345	2,863,253
Charles Schwab Corp.	205,433	2,315,230
E*TRADE Financial Corp.*	52,526	478,512
Federated Investors, Inc. "B" (a)	18,200	319,046
Franklin Resources, Inc. (a)	28,176	2,694,753
Invesco Ltd.	84,750	1,314,473
Janus Capital Group, Inc. (a)	38,379	230,274
Legg Mason, Inc. (a)	25,200	647,892
Morgan Stanley	284,951	3,846,838
Northern Trust Corp.	52,730	1,844,495
State Street Corp.	97,268	3,128,139
T. Rowe Price Group, Inc. (a)	48,876	2,334,807
The Goldman Sachs Group, Inc.	97,995	9,265,427

		37,522,640
Commercial Banks 2.5%
BB&T Corp. (a)	132,392	2,823,921
Comerica, Inc.	38,068	874,422
Fifth Third Bancorp.	178,789	1,805,769
First Horizon National Corp. (a)	56,320	335,667
Huntington Bancshares, Inc. (a)	157,301	755,045
KeyCorp	183,545	1,088,422
M&T Bank Corp. (a)	24,053	1,681,305
PNC Financial Services Group, Inc. (a)	100,918	4,863,238
Regions Financial Corp.	230,219	766,629
SunTrust Banks, Inc.	101,062	1,814,063
U.S. Bancorp. (a)	370,455	8,720,511
Wells Fargo & Co.	1,018,672	24,570,368
Zions Bancorp. (a)	36,456	512,936

		50,612,296
Consumer Finance 0.8%
American Express Co. (a)	200,455	9,000,429
Capital One Financial Corp. (a)	88,771	3,517,995
Discover Financial Services	106,032	2,432,374
SLM Corp.	101,590	1,264,796

		16,215,594
Diversified Financial Services 2.9%
Bank of America Corp.	1,956,555	11,974,117
Citigroup, Inc.	563,022	14,424,624
CME Group, Inc. "A" (a)	12,773	3,147,267
IntercontinentalExchange, Inc.* (a)	13,848	1,637,664
JPMorgan Chase & Co.	753,006	22,680,541
Leucadia National Corp. (a)	38,600	875,448
Moody's Corp. (a)	38,900	1,184,505
NYSE Euronext (a)	50,000	1,162,000
The NASDAQ OMX Group, Inc.* (a)	24,500	566,930

		57,653,096
Insurance 3.6%
ACE Ltd.	64,885	3,932,031
Aflac, Inc.	91,227	3,188,384
Allstate Corp.	100,189	2,373,477
American International Group, Inc.* (a)	84,040	1,844,678
Aon Corp. (a)	62,424	2,620,559
Assurant, Inc.	19,100	683,780
Berkshire Hathaway, Inc. "B"* (a)	339,685	24,131,222
Chubb Corp. (a)	55,259	3,314,987
Cincinnati Financial Corp. (a)	31,134	819,758
Genworth Financial, Inc. "A"* (a)	89,100	511,434
Hartford Financial Services Group, Inc. (a)	83,776	1,352,145
Lincoln National Corp. (a)	60,674	948,335
Loews Corp.	59,023	2,039,245
Marsh & McLennan Companies, Inc.	103,153	2,737,681
MetLife, Inc. (a)	204,148	5,718,185
Principal Financial Group, Inc. (a)	59,219	1,342,495
Progressive Corp.	125,314	2,225,577
Prudential Financial, Inc.	93,788	4,394,906
The Travelers Companies, Inc. (a)	80,437	3,919,695
Torchmark Corp. (a)	20,265	706,438
Unum Group (a)	57,394	1,202,978
XL Group PLC	62,632	1,177,481

		71,185,471
Real Estate Investment Trusts 1.7%
Apartment Investment & Management Co. "A" (REIT)	24,316	537,870
AvalonBay Communities, Inc. (REIT) (a)	17,974	2,049,935
Boston Properties, Inc. (REIT) (a)	28,500	2,539,350
Equity Residential (REIT)	56,860	2,949,328
HCP, Inc. (REIT)	78,346	2,746,811
Health Care REIT, Inc. (REIT) (a)	34,866	1,631,729
Host Hotels & Resorts, Inc. (REIT) (a)	132,986	1,454,867
Kimco Realty Corp. (REIT) (a)	80,100	1,203,903
Plum Creek Timber Co., Inc. (REIT) (a)	30,348	1,053,379
Prologis, Inc. (REIT) (a)	87,590	2,124,057
Public Storage (REIT) (a)	27,330	3,043,195
Simon Property Group, Inc. (REIT) (a)	56,608	6,225,748
Ventas, Inc. (REIT) (a)	56,116	2,772,130
Vornado Realty Trust (REIT) (a)	35,972	2,684,231
Weyerhaeuser Co. (REIT) (a)	102,774	1,598,136

		34,614,669
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc.*	63,500	854,710
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc. (a)	104,568	591,855
People's United Financial, Inc.	69,775	795,435

		1,387,290
Health Care 12.1%
Biotechnology 1.3%
Amgen, Inc. (a)	178,429	9,804,674
Biogen Idec, Inc.*	47,198	4,396,494
Celgene Corp.*	88,609	5,486,669
Cephalon, Inc.* (a)	14,700	1,186,290
Gilead Sciences, Inc.*	148,853	5,775,496

		26,649,623
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	109,970	6,173,716
Becton, Dickinson & Co. (a)	41,471	3,040,654
Boston Scientific Corp.* (a)	299,743	1,771,481
C.R. Bard, Inc.	17,083	1,495,446
CareFusion Corp.*	43,327	1,037,682
Covidien PLC	95,426	4,208,287
DENTSPLY International, Inc.	27,100	831,699
Edwards Lifesciences Corp.*	22,339	1,592,324
Intuitive Surgical, Inc.* (a)	7,497	2,731,007
Medtronic, Inc. (a)	203,930	6,778,633
St. Jude Medical, Inc.	63,410	2,294,808
Stryker Corp. (a)	63,202	2,978,710
Varian Medical Systems, Inc.*	22,800	1,189,248
Zimmer Holdings, Inc.* (a)	36,301	1,942,103

		38,065,798
Health Care Providers & Services 2.1%
Aetna, Inc.	72,095	2,620,653
AmerisourceBergen Corp. (a)	52,010	1,938,413
Cardinal Health, Inc.	66,679	2,792,517
CIGNA Corp.	52,175	2,188,219
Coventry Health Care, Inc.* (a)	28,058	808,351
DaVita, Inc.*	18,500	1,159,395
Express Scripts, Inc.* (a)	93,309	3,458,965
Humana, Inc.	31,751	2,309,250
Laboratory Corp. of America Holdings* (a)	19,800	1,565,190
McKesson Corp.	47,067	3,421,771
Medco Health Solutions, Inc.*	73,860	3,463,295
Patterson Companies, Inc.	17,500	501,025
Quest Diagnostics, Inc. (a)	31,002	1,530,259
Tenet Healthcare Corp.*	95,548	394,613
UnitedHealth Group, Inc. (a)	207,994	9,592,683
WellPoint, Inc. (a)	69,246	4,520,379

		42,264,978
Health Care Technology 0.1%
Cerner Corp.* (a)	27,610	1,891,837
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.*	66,957	2,092,406
Life Technologies Corp.*	34,703	1,333,636
PerkinElmer, Inc.	21,963	421,909
Thermo Fisher Scientific, Inc.*	73,520	3,723,053
Waters Corp.* (a)	17,405	1,313,904

		8,884,908
Pharmaceuticals 6.2%
Abbott Laboratories (a)	300,696	15,377,593
Allergan, Inc.	59,524	4,903,587
Bristol-Myers Squibb Co. (a)	329,147	10,328,633
Eli Lilly & Co. (a)	196,480	7,263,866
Forest Laboratories, Inc.*	53,147	1,636,396
Hospira, Inc.*	31,122	1,151,514
Johnson & Johnson (a)	528,953	33,699,596
Merck & Co., Inc. (a)	594,538	19,447,338
Mylan, Inc.* (a)	82,619	1,404,523
Pfizer, Inc.	1,505,743	26,621,536
Watson Pharmaceuticals, Inc.* (a)	24,457	1,669,190

		123,503,772
Industrials 10.2%
Aerospace & Defense 2.7%
Boeing Co.	143,014	8,653,777
General Dynamics Corp.	69,519	3,954,936
Goodrich Corp.	24,038	2,900,906
Honeywell International, Inc. (a)	151,009	6,630,805
ITT Corp.	35,992	1,511,664
L-3 Communications Holdings, Inc.	20,568	1,274,599
Lockheed Martin Corp. (a)	52,691	3,827,474
Northrop Grumman Corp. (a)	53,513	2,791,238
Precision Castparts Corp. (a)	28,028	4,357,233
Raytheon Co.	68,170	2,786,108
Rockwell Collins, Inc. (a)	29,944	1,579,845
Textron, Inc. (a)	53,354	941,165
United Technologies Corp. (a)	175,558	12,352,261

		53,562,011
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc. (a)	31,532	2,158,996
Expeditors International of Washington, Inc.	40,300	1,634,165
FedEx Corp.	61,660	4,173,149
United Parcel Service, Inc. "B" (a)	189,209	11,948,548

		19,914,858
Airlines 0.1%
Southwest Airlines Co. (a)	154,514	1,242,293
Building Products 0.0%
Masco Corp.	72,605	516,948
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	19,331	484,822
Cintas Corp. (a)	22,466	632,193
Iron Mountain, Inc. (a)	39,100	1,236,342
Pitney Bowes, Inc. (a)	40,785	766,758
R.R. Donnelley & Sons Co. (a)	34,761	490,825
Republic Services, Inc.	62,599	1,756,528
Stericycle, Inc.* (a)	16,100	1,299,592
Waste Management, Inc. (a)	90,407	2,943,652

		9,610,712
Construction & Engineering 0.1%
Fluor Corp. (a)	32,950	1,533,822
Jacobs Engineering Group, Inc.* (a)	23,800	768,502
Quanta Services, Inc.*	40,200	755,358

		3,057,682
Electrical Equipment 0.4%
Emerson Electric Co. (a)	143,736	5,937,734
Rockwell Automation, Inc. (a)	28,321	1,585,976
Roper Industries, Inc.	17,966	1,238,037

		8,761,747
Industrial Conglomerates 2.5%
3M Co. (a)	137,079	9,840,901
Danaher Corp. (a)	109,576	4,595,617
General Electric Co.	2,045,981	31,180,751
Tyco International Ltd.	88,632	3,611,754

		49,229,023
Machinery 1.8%
Caterpillar, Inc. (a)	124,768	9,212,869
Cummins, Inc. (a)	37,458	3,058,820
Deere & Co. (a)	79,878	5,157,723
Dover Corp.	35,272	1,643,675
Eaton Corp.	66,640	2,365,720
Flowserve Corp.	10,792	798,608
Illinois Tool Works, Inc. (a)	93,960	3,908,736
Ingersoll-Rand PLC (a)	63,114	1,772,872
Joy Global, Inc. (a)	20,103	1,254,025
PACCAR, Inc.	69,981	2,366,757
Pall Corp. (a)	22,710	962,904
Parker Hannifin Corp.	30,152	1,903,496
Snap-on, Inc.	12,132	538,661
Stanley Black & Decker, Inc.	31,896	1,566,094

		36,510,960
Professional Services 0.1%
Dun & Bradstreet Corp.	10,014	613,458
Equifax, Inc.	22,809	701,149
Robert Half International, Inc. (a)	26,575	563,921

		1,878,528
Road & Rail 0.8%
CSX Corp.	211,290	3,944,784
Norfolk Southern Corp.	66,663	4,067,776
Ryder System, Inc. (a)	10,390	389,729
Union Pacific Corp.	94,422	7,711,445

		16,113,734
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	58,100	1,933,568
W.W. Grainger, Inc. (a)	11,509	1,721,056

		3,654,624
Information Technology 19.4%
Communications Equipment 2.1%
Cisco Systems, Inc.	1,060,934	16,433,868
F5 Networks, Inc.* (a)	15,810	1,123,300
Harris Corp. (a)	23,800	813,246
JDS Uniphase Corp.*	46,139	460,006
Juniper Networks, Inc.*	103,534	1,786,997
Motorola Mobility Holdings, Inc.*	51,398	1,941,816
Motorola Solutions, Inc.	57,498	2,409,166
QUALCOMM, Inc.	324,158	15,763,804
Tellabs, Inc.	75,030	321,879

		41,054,082
Computers & Peripherals 4.8%
Apple, Inc.*	178,873	68,182,810
Dell, Inc.* (a)	298,878	4,229,124
EMC Corp.* (a)	398,490	8,364,305
Hewlett-Packard Co.	400,079	8,981,774
Lexmark International, Inc. "A"*	14,557	393,476
NetApp, Inc.* (a)	71,909	2,440,591
SanDisk Corp.*	46,400	1,872,240
Western Digital Corp.*	44,435	1,142,868

		95,607,188
Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp. "A" (a)	32,630	1,330,325
Corning, Inc.	301,097	3,721,559
FLIR Systems, Inc. (a)	30,300	759,015
Jabil Circuit, Inc.	34,089	606,443
Molex, Inc. (a)	26,086	531,372

		6,948,714
Internet Software & Services 1.8%
Akamai Technologies, Inc.*	35,500	705,740
eBay, Inc.*	221,632	6,535,928
Google, Inc. "A"* (a)	48,591	24,994,238
Monster Worldwide, Inc.* (a)	29,489	211,731
VeriSign, Inc. (a)	31,300	895,493
Yahoo!, Inc.* (a)	242,833	3,195,682

		36,538,812
IT Services 4.0%
Accenture PLC "A" (a)	124,486	6,557,922
Automatic Data Processing, Inc. (a)	94,310	4,446,717
Cognizant Technology Solutions Corp. "A"*	57,922	3,631,709
Computer Sciences Corp.	29,043	779,805
Fidelity National Information Services, Inc.	48,739	1,185,332
Fiserv, Inc.*	26,905	1,365,967
International Business Machines Corp. (a)	230,487	40,342,140
MasterCard, Inc. "A"	20,600	6,533,496
Paychex, Inc.	61,401	1,619,144
SAIC, Inc.* (a)	56,132	662,919
Teradata Corp.*	32,808	1,756,212
Total System Services, Inc.	33,966	575,044
Visa, Inc. "A" (a)	98,801	8,469,222
Western Union Co.	120,196	1,837,797

		79,763,426
Office Electronics 0.1%
Xerox Corp.	269,278	1,876,868
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.* (a)	108,497	551,165
Altera Corp.	61,744	1,946,788
Analog Devices, Inc.	57,968	1,811,500
Applied Materials, Inc.	257,104	2,661,026
Broadcom Corp. "A"*	93,683	3,118,707
First Solar, Inc.* (a)	11,595	732,920
Intel Corp. (a)	1,011,215	21,569,216
KLA-Tencor Corp. (a)	32,185	1,232,042
Linear Technology Corp. (a)	43,596	1,205,429
LSI Corp.*	107,555	557,135
MEMC Electronic Materials, Inc.* (a)	50,700	265,668
Microchip Technology, Inc. (a)	36,400	1,132,404
Micron Technology, Inc.* (a)	197,349	994,639
Novellus Systems, Inc.* (a)	14,782	402,957
NVIDIA Corp.*	118,943	1,486,788
Teradyne, Inc.* (a)	36,158	398,100
Texas Instruments, Inc. (a)	221,215	5,895,380
Xilinx, Inc. (a)	52,503	1,440,682

		47,402,546
Software 3.9%
Adobe Systems, Inc.* (a)	95,044	2,297,214
Autodesk, Inc.* (a)	42,648	1,184,762
BMC Software, Inc.*	34,066	1,313,585
CA, Inc.	74,215	1,440,513
Citrix Systems, Inc.*	36,414	1,985,655
Compuware Corp.*	45,452	348,162
Electronic Arts, Inc.*	65,306	1,335,508
Intuit, Inc.*	58,030	2,752,943
Microsoft Corp.	1,439,090	35,818,950
Oracle Corp.	762,651	21,918,590
Red Hat, Inc.*	37,293	1,576,002
Salesforce.com, Inc.* (a)	25,900	2,959,852
Symantec Corp.*	144,264	2,351,503

		77,283,239
Materials 3.3%
Chemicals 2.1%
Air Products & Chemicals, Inc.	41,418	3,163,093
Airgas, Inc. (a)	13,050	832,851
CF Industries Holdings, Inc.	13,978	1,724,745
Dow Chemical Co. (a)	228,058	5,122,183
E.I. du Pont de Nemours & Co. (a)	180,058	7,196,918
Eastman Chemical Co.	14,069	964,148
Ecolab, Inc. (a)	44,042	2,153,213
FMC Corp.	14,000	968,240
International Flavors & Fragrances, Inc. (a)	16,116	906,041
Monsanto Co.	103,266	6,200,091
PPG Industries, Inc. (a)	30,462	2,152,445
Praxair, Inc.	58,454	5,464,280
Sigma-Aldrich Corp. (a)	23,316	1,440,696
The Mosaic Co.	52,973	2,594,088
The Sherwin-Williams Co.	17,105	1,271,244

		42,154,276
Construction Materials 0.0%
Vulcan Materials Co. (a)	24,576	677,314
Containers & Packaging 0.1%
Ball Corp.	32,548	1,009,639
Bemis Co., Inc. (a)	20,030	587,079
Owens-Illinois, Inc.*	32,300	488,376
Sealed Air Corp.	28,772	480,493

		2,565,587
Metals & Mining 0.9%
AK Steel Holding Corp. (a)	24,700	161,538
Alcoa, Inc.	202,238	1,935,418
Allegheny Technologies, Inc. (a)	20,079	742,722
Cliffs Natural Resources, Inc. (a)	27,633	1,413,981
Freeport-McMoRan Copper & Gold, Inc. (a)	183,304	5,581,607
Newmont Mining Corp.	95,354	5,997,766
Nucor Corp. (a)	59,699	1,888,876
Titanium Metals Corp. (a)	18,000	269,640
United States Steel Corp. (a)	25,775	567,308

		18,558,856
Paper & Forest Products 0.2%
International Paper Co.	84,612	1,967,229
MeadWestvaco Corp.	34,078	836,956

		2,804,185
Telecommunication Services 3.3%
Diversified Telecommunication Services 3.0%
AT&T, Inc. (a)	1,144,019	32,627,422
CenturyLink, Inc.	119,625	3,961,980
Frontier Communications Corp. (a)	188,435	1,151,338
Verizon Communications, Inc. (a)	546,651	20,116,757
Windstream Corp. (a)	96,601	1,126,367

		58,983,864
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	76,736	4,128,397
MetroPCS Communications, Inc.*	55,200	480,792
Sprint Nextel Corp.* (a)	569,214	1,730,411

		6,339,600
Utilities 4.0%
Electric Utilities 2.2%
American Electric Power Co., Inc.	92,765	3,526,925
Duke Energy Corp. (a)	257,191	5,141,248
Edison International	62,074	2,374,330
Entergy Corp. (a)	34,409	2,280,973
Exelon Corp. (a)	127,888	5,449,308
FirstEnergy Corp. (a)	80,102	3,597,381
NextEra Energy, Inc.	81,287	4,391,124
Northeast Utilities (a)	34,800	1,171,020
Pepco Holdings, Inc. (a)	45,200	855,184
Pinnacle West Capital Corp.	20,496	880,098
PPL Corp. (a)	111,514	3,182,610
Progress Energy, Inc.	56,750	2,935,110
Southern Co. (a)	165,579	7,015,582

		42,800,893
Gas Utilities 0.1%
Nicor, Inc.	9,137	502,626
ONEOK, Inc.	20,043	1,323,640

		1,826,266
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	126,237	1,232,073
Constellation Energy Group, Inc.	38,887	1,480,039
NRG Energy, Inc.* (a)	47,144	999,925

		3,712,037
Multi-Utilities 1.5%
Ameren Corp. (a)	46,819	1,393,802
CenterPoint Energy, Inc.	83,368	1,635,680
CMS Energy Corp. (a)	48,349	956,827
Consolidated Edison, Inc. (a)	56,894	3,244,096
Dominion Resources, Inc. (a)	109,701	5,569,520
DTE Energy Co.	33,103	1,622,709
Integrys Energy Group, Inc.	15,100	734,162
NiSource, Inc.	54,966	1,175,173
PG&E Corp.	77,216	3,267,009
Public Service Enterprise Group, Inc. (a)	97,381	3,249,604
SCANA Corp. (a)	22,667	916,880
Sempra Energy	45,496	2,343,044
TECO Energy, Inc. (a)	41,488	710,689
Wisconsin Energy Corp.	43,900	1,373,631
Xcel Energy, Inc. (a)	93,237	2,302,021

		30,494,847

Total Common Stocks (Cost $1,638,534,664)		1,988,020,460

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.3%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.055% **, 11/17/2011 (b) (Cost $5,214,626)	5,215,000	5,214,917

	Shares	Value ($)
Securities Lending Collateral 44.6%
Daily Assets Fund Institutional, 0.17% (c) (d) (Cost $891,274,875)	891,274,875	891,274,875
Cash Equivalents 0.2%
Central Cash Management Fund, 0.1% (c) (Cost $4,535,707)	4,535,707	4,535,707

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,539,559,872) †	144.7	2,889,045,959
Other Assets and Liabilities, Net	(44.7)	(892,319,138)

Net Assets	100.0	1,996,726,821

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,723,071,048.  At September 30, 2011, net unrealized appreciation for all securities based on tax cost was $165,974,911.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $658,957,310 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $492,982,399.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2011 amounted to $852,500,272, which is 42.7% of net assets.
(b)	At September 30, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At September 30, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

S&P 500 Index	USD	12/15/2011	43	12,104,500	(481,185)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)	$1,988,020,460	$—	$—	$1,988,020,460
Government & Agency Obligation	—	5,214,917	—	5,214,917
Short-Term Investments(e)	895,810,582	—	—	895,810,582
Total	$2,883,831,042	$5,214,917	$—	$2,889,045,959
Liabilities
Derivatives(f)	$(481,185)	$—	$—	$(481,185)
Total	$(481,185)	$—	$—	$(481,185)

There have been no transfers between of Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(481,185)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index Fund, a series of DWS Institutional Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2011